Employee benefits - Expected Benefit Payments (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Seniority premium | 2025
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	$ 14,047
Seniority premium | 2026
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	6,137
Seniority premium | 2027
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	5,968
Seniority premium | 2028
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	4,568
Seniority premium | 2029
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	3,741
Seniority premium | 2030 onwards
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	23,699
Retirement plan | 2025
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	1,375,735
Retirement plan | 2026
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	108,597
Retirement plan | 2027
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	147,447
Retirement plan | 2028
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	80,195
Retirement plan | 2029
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	77,202
Retirement plan | 2030 onwards
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	$ 393,090